Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Current:
Federal	$ 0	$ 0	$ 0
State	94	108	70
Foreign	33	33	0
Total current provision for income taxes	127	141	70
Deferred:
Federal	883	(757)	626
State	211	(136)	49
Foreign	0	0	(391)
Total deferred tax provision (benefit)	1,094	(893)	284
Total provision for (benefit from) income taxes	$ 1,221	$ (752)	$ 354